LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED JUNE 25, 2014

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS LISTED IN SCHEDULE A

Effective immediately, the following replaces the disclosure in each fund’s statement of additional information in the section titled “Systematic Investment Plan”:

Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, shareholders may arrange for automatic monthly investments in certain share classes of $50 or more by authorizing the distributor or the transfer agent to charge the shareholder’s account held with a bank or other financial institution, as indicated by the shareholder, to provide for systematic additions to the shareholder’s fund account. Shareholders have the option of selecting the frequency of the investment (on a monthly, quarterly, every alternate month, semi-annual or annual basis) as long as the investment equals a minimum of $50 per month. Shareholders may terminate participation in the Systematic Investment Plan at any time without charge or penalty. Additional information is available from the fund or a Service Agent.

Effective on or about September 8, 2014, the following replaces the disclosure following the first paragraph of the section titled “Custodian and Transfer Agent” in each fund’s Statement of Additional Information:

BNY Mellon Investment Servicing (US) Inc. (“BNY” or the “transfer agent”), located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the fund’s transfer agent. Under the transfer agency agreement with BNY, BNY maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, BNY receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2013
ClearBridge All Cap Value Fund	February 1, 2014
ClearBridge Appreciation Fund	March 1, 2014
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2014
ClearBridge Equity Fund	March 1, 2014
ClearBridge Equity Income Fund	May 1, 2014
ClearBridge International Small Cap Fund	February 1, 2014
ClearBridge International Value Fund	March 1, 2014
ClearBridge Large Cap Growth Fund	March 31, 2014
ClearBridge Large Cap Value Fund	March 1, 2014
ClearBridge Mid Cap Core Fund	March 1, 2014
ClearBridge Mid Cap Growth Fund	March 1, 2014
ClearBridge Select Fund	March 1, 2014
ClearBridge Small Cap Growth Fund	March 1, 2014
ClearBridge Small Cap Value Fund	February 1, 2014

Fund	Date of Statement of Additional Information
ClearBridge Tactical Dividend Income Fund	March 1, 2014
Legg Mason Batterymarch Global Equity Fund	March 1, 2014
Legg Mason Batterymarch Managed Volatility Global Dividend Fund	February 1, 2014
Legg Mason Batterymarch Managed Volatility International Dividend Fund	February 1, 2014
Legg Mason Batterymarch S&P 500 Index Fund	February 1, 2014
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2014
Legg Mason Dynamic Multi-Strategy Fund	June 1, 2014
Legg Mason Investment Counsel Financial Services Fund	August 1, 2013
Legg Mason Investment Counsel Social Awareness Fund	June 1, 2014
Legg Mason Lifestyle Allocation 30%	June 1, 2014
Legg Mason Lifestyle Allocation 50%	June 1, 2014
Legg Mason Lifestyle Allocation 70%	June 1, 2014
Legg Mason Lifestyle Allocation 85%	June 1, 2014
Legg Mason Target Retirement 2015	June 1, 2014
Legg Mason Target Retirement 2020	June 1, 2014
Legg Mason Target Retirement 2025	June 1, 2014
Legg Mason Target Retirement 2030	June 1, 2014
Legg Mason Target Retirement 2035	June 1, 2014
Legg Mason Target Retirement 2040	June 1, 2014
Legg Mason Target Retirement 2045	June 1, 2014
Legg Mason Target Retirement 2050	June 1, 2014
Legg Mason Target Retirement Fund	June 1, 2014
Permal Alternative Core Fund	May 1, 2014

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2013
Western Asset California Municipals Fund	June 30, 2013
Western Asset Corporate Bond Fund	May 1, 2014
Western Asset Emerging Markets Debt Fund	September 1, 2013
Western Asset Global High Yield Bond Fund	May 1, 2014
Western Asset Global Strategic Income Fund	November 27, 2013
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2014
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2014
Western Asset Intermediate-Term Municipals Fund	August 1, 2013
Western Asset Managed Municipals Fund	June 30, 2013
Western Asset Massachusetts Municipals Fund	March 31, 2014
Western Asset Mortgage Backed Securities Fund	May 1, 2014
Western Asset Municipal High Income Fund	November 27, 2013
Western Asset New Jersey Municipals Fund	August 1, 2013
Western Asset New York Municipals Fund	August 1, 2013
Western Asset Oregon Municipals Fund	September 1, 2013
Western Asset Pennsylvania Municipals Fund	August 1, 2013
Western Asset Short Duration High Income Fund	November 27, 2013
Western Asset Short Duration Municipal Income Fund	March 1, 2014
Western Asset Short-Term Bond Fund	May 1, 2014
Western Asset Short Term Yield Fund	November 27, 2013

Please retain this supplement for future reference.

LMFX016523

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